Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Net loss for the year	$ (2,656,304)	$ (3,313,346)	$ (2,158,065)
Statutory tax rate	27.00%	27.00%	27.00%
Expected income tax recovery	$ (717,000)	$ (895,000)	$ (583,000)
Non-deductible permanent differences	(145,000)	(246,000)	45,000
Temporary differences	(549,000)	312,000	(25,000)
(Over) under provided in prior years		(1,099,000)	(559,000)
Change in tax assets not recognized	$ 1,411,000	$ 1,928,000	$ 1,122,000